Bank Borrowings (Details)							12 Months Ended
	Sep. 23, 2024	Jun. 18, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 02, 2024 USD ($)	Apr. 01, 2024 USD ($)	Mar. 04, 2024 USD ($)	Jun. 30, 2024	Jun. 18, 2024 CNY (¥)	May 30, 2024 CNY (¥)	May 15, 2024 USD ($)	May 14, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Apr. 01, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Mar. 20, 2024 CNY (¥)	Mar. 19, 2024 USD ($)	Mar. 19, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)	Mar. 06, 2024 USD ($)	Mar. 04, 2024 CNY (¥)	Dec. 30, 2021 USD ($)	Dec. 30, 2021 CNY (¥)
Suzhou Deji [Member]
Bank Borrowings [LIne Items]
Credit facilities																			$ 203,457	¥ 1,450,000			$ 300,000	¥ 2,100,000
Loan maturity date							March 18, 2027
Jiangsu Suzhou [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Suzhou Deji [Member]
Bank Borrowings [LIne Items]
Credit facilities																	$ 711,735	¥ 5,500,000					300,000	2,100,000
Loan maturity date							March 19, 2027
Jiangsu Suzhou [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Suzhou Deji Two [Member]
Bank Borrowings [LIne Items]
Credit facilities																	$ 736,656	¥ 5.25					300,000	2,100,000
Loan maturity date							March 19, 2027
Jiangsu Suzhou Two [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Suzhou Deji Three [Member]
Bank Borrowings [LIne Items]
Credit facilities																¥ 701,577							300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Three [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Suzhou Deji Four [Member]
Bank Borrowings [LIne Items]
Credit facilities																							300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Four [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Suzhou Deji Five [Member]
Bank Borrowings [LIne Items]
Credit facilities														$ 63,142	¥ 450,000								300,000	2,100,000
Loan maturity date							March 20, 2027
Suzhou Deji Seven [Member]
Bank Borrowings [LIne Items]
Credit facilities														505,136									300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Seven [Member]
Bank Borrowings [LIne Items]
Credit facilities															3,600,000								3,890,000	27,700,000
Suzhou Deji Six [Member]
Bank Borrowings [LIne Items]
Credit facilities														105,237	750,000								300,000	2,100,000
Loan maturity date							March 20, 2027
Jiangsu Suzhou Six [Member]
Bank Borrowings [LIne Items]
Credit facilities																							3,890,000	27,700,000
Jiangsu Suzhou Five [Member]
Bank Borrowings [LIne Items]
Credit facilities																							$ 3,890,000	¥ 27,700,000
Suzhou Deji Eight [Member]
Bank Borrowings [LIne Items]
Credit facilities														$ 701,577	¥ 5,000,000
Li Bang Kitchen Appliance [Member]
Bank Borrowings [LIne Items]
Loan maturity date		June 17, 2025
Working capital loan		$ (701,577)		$ (378,852)				¥ 5,000,000	¥ 3,000,000			¥ 2,700,000										¥ 10,000,000
Jiangyin [Member]
Bank Borrowings [LIne Items]
Loan maturity date						March 3, 2025
Working capital loan						$ 1,400,000
China Merchants Bank Co., Ltd [Member]
Bank Borrowings [LIne Items]
Loan maturity date	March 23, 2025			October 2, 2024
Jiangsu Bank Co., Ltd [Member]
Bank Borrowings [LIne Items]
Loan maturity date			May 29, 2025
Working capital loan			$ (420,946)
Wuxi Libang [Member]
Bank Borrowings [LIne Items]
Loan maturity date					March 27, 2026
Working capital loan					$ (29,467)								¥ 210,000
Shenzhen Qianhai Webank [Member]
Bank Borrowings [LIne Items]
Loan maturity date					March 27, 2026
Working capital loan					$ (29,467)								¥ 90,000
Minimum [Member] | Wuxi Libang [Member]
Bank Borrowings [LIne Items]
Working capital loan										$ 6,000,000	$ 1,700,000										$ 1,400,000
Maximum [Member] | Wuxi Libang [Member]
Bank Borrowings [LIne Items]
Working capital loan										$ (841,893)	$ 12,000,000										$ 10,000,000